Employee Benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee Benefits
21.	Employee Benefits

(a)	Defined contribution plans
The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Expense related to post-employment benefit plans under defined contribution plans	￦	35,538	42,825	46,846

(b)	Defined benefit plans

1)	The amounts recognized in relation to net defined benefit liabilities in the statements of financial position as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Present value of funded obligations	￦	2,117,829	2,416,203
Fair value of plan assets(*1)		(1,997,717)	(2,255,149)
Present value of non-funded obligations		19,332	15,677

Net defined benefit liabilities	￦	139,444	176,731

(*1)
As of December 31, 2018 and 2019, the Company recognized net defined benefit assets amounting to
￦
1,489 million and
￦
4,280 million, respectively, since there are consolidated entities whose fair value of plan assets exceeded the present value of defined benefit obligations.

2)	Changes in present value of defined benefit obligations for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018		2019
Defined benefit obligations at the beginning of year	￦	1,843,135	2,137,161
Current service costs		212,323	236,735
Interest costs		54,950	51,900
Remeasurements :		212,678	152,713
- Gain from change in financial assumptions		173,084	103,850
- Loss (gain) from change in demographic assumptions		526	(492)
- Others		39,068	49,355
Benefits paid		(189,165)	(152,275)
Others		3,240	5,646

Defined benefit obligations at the end of year	￦	2,137,161	2,431,880

3)	Changes in fair value of plan assets for the years ended December 31, 2018 and 2019 were as follows:

(in millions of Won)	2018		2019
Fair value of plan assets at the beginning of year	￦	1,714,166	1,997,717
Interest on plan assets		50,784	48,210
Remeasurement of plan assets		(19,761)	(8,692)
Contributions to plan assets		408,326	342,915
Benefits paid		(163,112)	(124,962)
Others		7,314	(39)

Fair value of plan assets at the end of year	￦	1,997,717	2,255,149

The Company expects to make an estimated contribution of
￦
331,415million to the defined benefit plan assets in 2020.

4)	The fair value of plan assets as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Equity instruments	￦	3,151	10,386
Debt instruments		692,825	1,013,716
Deposits		1,244,802	1,159,455
Others		56,939	71,592

	￦	1,997,717	2,255,149

5)	The amounts recognized in consolidated statements of comprehensive income for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Current service costs	￦	209,612	212,323	236,735
Net interest costs(*1)		(9,686)	4,166	3,690

	￦	199,926	216,489	240,425

(*1)	The actual return on plan assets amounted to ￦ 30,422 million, ￦ 31,023 million and ￦ 39,518 million for the years ended December 31, 2017, 2018 and 2019, respectively.
The expenses by function were as follows:

(in millions of Won)	2017		2018	2019
Cost of sales	￦	131,724	150,822	169,206
Selling and administrative expenses		67,424	64,505	70,060
Others		778	1,162	1,159

	￦	199,926	216,489	240,425

6)	Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Beginning	￦	(251,612)	(299,155)	(472,644)
Current actuarial gains (losses)		(47,543)	(173,489)	(117,152)

Ending	￦	(299,155)	(472,644)	(589,796)

7)	The principal actuarial assumptions as of December 31, 2018 and 2019 are as follows:

(%)	2018	2019
Discount rate	2.24~10.03	1.72 ~ 13.00
Expected future increase in salaries(*1)	2.54~10.00	2.00 ~ 11.00

(*1)	The expected future increase in salaries is based on the average salary increase rate for the past 3 years.
All assumptions are reviewed at the end of the reporting period. Additionally, to determine the present value of defined benefit obligations, the Company uses actuarial assumptions associated with the long-term characteristics of the defined benefit plan.

8)
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding the other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

(in millions of Won)	1% Increase			1% Decrease
	Amount		Percentage(%)	Amount	Percentage(%)
Discount rate	￦	(167,767)	(6.9)	194,809	8.0
Expected future increase in salaries		195,098	8.0	(170,997)	(7.0)

9)	As of December 31, 2019, the maturity of the expected benefit payments are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
Benefits paid	￦	279,554	928,288	513,133	771,500	409,976	2,902,451
The maturity analysis of the defined benefit obligation is based on nominal amounts according to expected remaining working lives of employees.